Income taxes - Rate reconciliation (Details) - USD ($) $ in Thousands	12 Months Ended
	Dec. 31, 2021	Dec. 31, 2020
Income Taxes [Abstract]
Loss before income taxes	$ (13,429)	$ (7,680)	[1]
Statutory tax rate (as a percent)	26.50%	26.50%
Tax at statutory rate	$ (3,559)	$ (2,035)
Foreign tax rate differential	124	71
Effect of permanent differences	477	1,164
Foreign exchange	545	(865)
Change in unrecognized deferred tax asset	2,585	2,001
Income tax expense	$ 172	$ 336	[1]

[1]	Please refer to Note 4 for retrospective change of accounting policy.